Benefit Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Summary of characteristics of options outstanding
Outstanding as of 12/31/11	2,693
Weighted average Remaining Contractual Life (years)	5.8
Weighted average Exercise Price	$ 25.35
Exercisable as of 12/31/11	2,240
Weighted average Exercise price	$ 28.00
0.00 -6.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 0.00
Exercise Price Range, Upper Limit	$ 6.50
Outstanding as of 12/31/11	813
Weighted average Remaining Contractual Life (years)	6.8
Weighted average Exercise Price	$ 6.01
Exercisable as of 12/31/11	813
Weighted average Exercise price	$ 6.01
6.51 -12.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 6.51
Exercise Price Range, Upper Limit	$ 12.50
Outstanding as of 12/31/11	298
Weighted average Remaining Contractual Life (years)	8.2
Weighted average Exercise Price	$ 10.33
Exercisable as of 12/31/11	95
Weighted average Exercise price	$ 10.34
12.51- 29.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 12.51
Exercise Price Range, Upper Limit	$ 29.50
Outstanding as of 12/31/11	385
Weighted average Remaining Contractual Life (years)	6.2
Weighted average Exercise Price	$ 16.95
Exercisable as of 12/31/11	135
Weighted average Exercise price	$ 22.71
29.51 -49.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 29.51
Exercise Price Range, Upper Limit	$ 49.50
Outstanding as of 12/31/11	827
Weighted average Remaining Contractual Life (years)	4.2
Weighted average Exercise Price	$ 38.22
Exercisable as of 12/31/11	827
Weighted average Exercise price	$ 38.22
49.51 - 69.50 [Member]
Summary of characteristics of options outstanding
Exercise Price Range, Lower Limit	$ 49.51
Exercise Price Range, Upper Limit	$ 69.50
Outstanding as of 12/31/11	370
Weighted average Remaining Contractual Life (years)	4.8
Weighted average Exercise Price	$ 59.88
Exercisable as of 12/31/11	370
Weighted average Exercise price	$ 59.88